Loans Receivable, Net - Schedule of Allowance for Loan Losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Beginning balance	¥ 1,084	¥ 5,912
Current period provision	65,299	44,178	¥ 5,912
Current period reversal	(18,713)	(9,473)
Release upon derecognition of loans receivable associated with a disposed subsidiary		(23,250)
Release upon disposal of loans receivable		(16,283)
Ending balance	¥ 47,670	¥ 1,084	¥ 5,912